Subsequent Events (Details)										1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended				14 Months Ended
	Oct. 23, 2025	Oct. 06, 2025 USD ($)	Oct. 03, 2025 USD ($) $ / shares shares	Aug. 19, 2025 $ / shares	Jun. 11, 2025 USD ($)	Apr. 24, 2025 USD ($) $ / shares shares	Feb. 26, 2025 USD ($) $ / shares shares	Jan. 09, 2025 USD ($) business_day $ / shares shares	Mar. 04, 2024 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Mar. 31, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 $ / shares shares	Aug. 26, 2025 shares	May 12, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($)	Dec. 06, 2024 $ / shares	Nov. 22, 2024 $ / shares shares	Nov. 12, 2024 USD ($)	Nov. 04, 2024 $ / shares	Sep. 11, 2024 USD ($)
Subsequent Event [Line Items]
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares																						$ 2.922
Class of warrant or right, purchase price of warrants or rights, percentage																						110.00%
Common stock, par or stated value per share (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001 [1]
Payments for repurchase of warrants														$ 5,000,000	$ 0
Change in fair value of warrant liability											$ 80,043	$ (8,805)		$ 3,581,122	$ (199,624)	$ (187,173)		$ 0
Common Stock
Subsequent Event [Line Items]
Issuance of common stock (in shares) | shares														295,000				29,844	[2]
Minimum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				2
Maximum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				20
Private Investment Public Entity Agreement | Related Party
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																						$ 3.36			$ 2.016
Common stock, value, subscriptions, total																						$ 200,000				$ 2,560,000
Common stock, shares subscribed but unissued (in shares) | shares											2,050,047			2,050,047								68,447			1,458,314
Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares						261,644				114,235			29,844							55,975
Shares issued (in shares) | shares						523,286
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares						$ 2.16
Sale of stock, price per share (in dollars per share) | $ / shares						$ 1.911				$ 35.01
Sale of stock, volume weighted trading price percentage						110.00%
Consideration received on transaction						$ 500,000
Private Placement | Common Stock
Subsequent Event [Line Items]
Issuance of common stock (in shares) | shares														330,091
Private Placement | Common Stock
Subsequent Event [Line Items]
Sale of stock, initial exercise date to purchase, term						10 years
Subsequent Event
Subsequent Event [Line Items]
Lessor, operating lease, payment to be received, remainder of fiscal year																							$ 5,666
Lessor, operating lease, payment to be received, year one																							5,836
Lessor, operating lease, payment to be received, year two																							$ 6,011
Class of warrant or right, volume weighted trading price days																						5 days
Common stock, par or stated value per share (in dollars per share) | $ / shares				$ 0.0001
Stockholders' equity note, stock split, conversion ratio	3
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Issuance of common stock (in shares) | shares								295,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				2
Subsequent Event | Maximum
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio				20
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			2,232,243
Sale of stock, price per share (in dollars per share) | $ / shares			$ 4.50
Consideration received on transaction			$ 18,180,655
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001
Subsequent Event | Private Placement | Subscription Warrant
Subsequent Event [Line Items]
Shares issued (in shares) | shares			4,040,272
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 4.50
Warrants and rights outstanding, term			5 years
Subsequent Event | Private Placement | Pre-Funded Warrant
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			5,424,083
Shares issued (in shares) | shares			1,808,055
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 0.0003
Yorkville Pre-paid Advance
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage									6.00%
Issuance of common stock (in shares) | shares									333,334
Lynrock Lake Term Loan
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage							10.00%
Debt instrument, face amount							$ 10,100,000
Lynrock Lake Term Loan | Lynrock Lake Warrant
Subsequent Event [Line Items]
Shares issued (in shares) | shares							20,333,623
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares							$ 1.20
Change in fair value of warrant liability					$ 19,396,939		$ 19,396,939
Lynrock Lake Term Loan | Yorkville Warrant
Subsequent Event [Line Items]
Change in fair value of warrant liability					$ 3,589,189		3,589,189
Lynrock Lake Term Loan | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount							$ 10,100,000
Lynrock Lake Term Loan | Subsequent Event | Senior Loans
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage							10.00%
Debt instrument, face amount							$ 10,100,000
Lynrock Lake Term Loan - Tranche B | Subsequent Event | Senior Loans
Subsequent Event [Line Items]
Repayments of debt		$ 5,000,000
Debt instrument, interest rate, effective percentage		6.00%
Yorkville
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares									333,334
Yorkville | Yorkville Warrant
Subsequent Event [Line Items]
Shares issued (in shares) | shares							5,000,071
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares							$ 1.20
Yorkville | Yorkville Pre-paid Advance
Subsequent Event [Line Items]
Debt instrument, convertible, triggered principal amount								$ 1,500,000	$ 1,500,000																			$ 1,145,407
Conversion price (in dollars per share) | $ / shares																								$ 1.50			$ 1.9887
Debt instrument, convertible, additional reduction amount								$ 182,682
Repayment of convertible debt							$ 3,000,000
Yorkville | Yorkville Pre-paid Advance | Debt Conversion, Current, Outstanding Balance
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares								$ 1.752
Yorkville | Yorkville Pre-paid Advance | Debt Conversion, Remaining Balance
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares								$ 13.84185
Yorkville | Yorkville Pre-paid Advance | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, convertible, triggered principal amount								$ 1,500,000
Debt instrument, convertible, additional reduction amount								$ 182,682
Repayment of convertible debt							$ 3,000,000
Warrants and rights outstanding, term							5 years
Yorkville | Lynrock Lake Term Loan
Subsequent Event [Line Items]
Repayment of convertible debt							$ 3,000,000
Yorkville | Lynrock Lake Term Loan | Yorkville Warrant
Subsequent Event [Line Items]
Shares issued (in shares) | shares							5,000,071														5,000,000.0
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares							$ 1.20
Yorkville | Lynrock Lake Term Loan | Subsequent Event
Subsequent Event [Line Items]
Repayment of convertible debt							$ 3,000,000
Cable Car | Cable Car Amendment
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares								$ 1.752
Monthly extension fee payable											$ 0			$ 90,000
Debt instrument, interest rate, stated percentage								6.00%
Debt instrument, convertible, threshold business days | business_day								2
Cable Car | Cable Car Amendment | Subsequent Event
Subsequent Event [Line Items]
Monthly extension fee payable								$ 90,000
Debt instrument, interest rate, stated percentage								6.00%
Debt instrument, convertible, threshold business days | business_day								2
Cable Car | Lynrock Lake Term Loan
Subsequent Event [Line Items]
Repayment of convertible debt							1,625,000
Cable Car | Lynrock Lake Term Loan | Subsequent Event
Subsequent Event [Line Items]
Repayment of convertible debt							$ 1,625,000

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[2]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.